Segment Information - Additional Information (Detail)	12 Months Ended
	May. 31, 2015 Entity Segment	May. 31, 2014 Entity	May. 31, 2013
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating segments	8
Consumer Segment
Segment Reporting Information [Line Items]
Number of reportable segments | Entity	2	2
Sales | Customer Concentration Risk | Consumer Segment
Segment Reporting Information [Line Items]
Percentage of net sales	29.00%	29.00%	28.00%
Sales | Customer Concentration Risk | Home Depot
Segment Reporting Information [Line Items]
Percentage of net sales	10.00%	11.00%
Sales | Customer Concentration Risk | Home Depot | Maximum
Segment Reporting Information [Line Items]
Percentage of net sales			10.00%